Supplemental Cash flow Information	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Supplemental Cash flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash working capital consisted of the following:

($000s)	2018	2017
Operating Activities
(Increase) decrease in current assets
Accounts receivable	$6,076	$(3,254)
Prepaids and other	97	(3,044)
Product inventory[1]	905	5,789
Increase (decrease) in current liabilities
Accounts payable and accrued liabilities	(1,975)	4,367
Other long-term liabilities	807	—
	$5,910	$3,858
[1] The change in non-cash working capital associated with product inventory represents the change in operating costs capitalized as product inventory in the respective periods.

($000s)	2018	2017
Investing Activities
(Increase) decrease in current assets
Prepaids and other	$(4)	$—
Increase (decrease) in current liabilities
Accounts payable and accrued liabilities	255	(1,587)
	$251	$(1,587)

($000s)	2018	2017
Financing Activities
Increase (decrease) in current liabilities
Accounts payable and accrued liabilities	$(3)	$—
	$(3)	$—